Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the years ended December 31, 2022, 2021 and 2020. All revenue is part of the Company's tanker segment, except for revenue for the non-U.S. portion of the ship-to-ship support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing ship-to-ship transfer segment (see note 4). The Company’s lease income consists of the revenue from its voyage charters and time charters.

	Year Ended December 31,
	2022 $	2021 $	2020 $
Voyage charter revenues
Suezmax	557,971	259,075	340,535
Aframax / LR2	357,791	172,891	307,549
Full service lightering	123,500	53,930	93,720
Total	1,039,262	485,896	741,804

Time-charter revenues
Suezmax	49	20,390	107,543
Aframax / LR2	14,689	25,769	20,055
Total	14,738	46,159	127,598

Other revenues
Ship-to-ship support services	4,567	5,467	9,621
Vessel management	4,544	4,845	7,019
LNG terminal management, consultancy, procurement and other	—	—	392
Total	9,111	10,312	17,032

Total revenues	1,063,111	542,367	886,434